Summary of Significant Accounting Policies (Details Narrative) - Asian Equity Exchange Group Co LTD [Member] - USD ($)	7 Months Ended
	Dec. 31, 2015	May. 28, 2015
Cash and cash equivalents	$ 22,655
Impaired property, plant and equipment	$ 0
Percentage of unified corporate income tax rate	25.00%
Cash in banks	$ 22,655
Enterprise Income Tax [Member]
Percentage of income tax rate	25.00%
Income tax payable	$ 4,862
Domestic Enterprises [Member]
Percentage of income tax rate	33.00%
Foreign Invested Enterprises [Member]
Percentage of income tax rate	33.00%
Liao Ning Ying Jin Grand Ceremony Corporate Management Limited [Member]
Percentage of revenue	64.00%